Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events
Subsequent Events
Note 15	Subsequent Events

On July 3, 2024, the Company and the Quantum Investor entered into an amendment to the Quantum Note (“Amended Note”) to change the maturity date from June 25, 2025, to June 30, 2026, and to provide that eighteen months of interest will be guaranteed regardless of early pay or redemption.

As previously disclosed in the Company’s Current Report on Form 8-K filed with the SEC on November 22, 2023, DHAC entered into an equity purchase agreement (the “Equity Purchase Agreement”) with the Bridge Investor on November 21, 2023. Pursuant to the Equity Purchase Agreement, DHAC agreed to issue to the investor, as a commitment fee for this equity purchase transaction, a senior unsecured note in a principal amount of $500,000 that is payable only in shares of the Company’s Common Stock at an initial price of $10 per share (the “Equity Purchase Commitment Note”) after the closing of the business combination. On July 2, 2024, the Company issued the Equity Purchase Commitment Note in a principal amount of $500,000 that is payable only in shares of the Company’s Common Stock at an initial price of $10 per share.

On August 2, 2024, the Bridge Investor converted (1) $4,630 principal amount under the $55,556 Additional Bridge Note issued and sold to the Bridge Investor on January 25, 2024 and (2) $27,778 principal amount under the $111,111 Additional Bridge Note issued and sold to the Bridge Investor on November 21, 2023 for an aggregate of 14,199 shares of the Company Common Stock.

On August 5, 2024, the board approved stock grants totaling 227,500 shares of common stock to vendors as consideration for services rendered and payable.

On August 8, 2024, the Bridge Investor converted $500,000 principal amount under the Exchange Note issued and sold to the Bridge Investor on June 24, 2024, for 213,759 shares of the Company Common Stock.

On September 30, 2024, the Company and the Bridge Investor mutually agreed to extend the maturity date of the Equity Purchase Note from September 23, 2024 to December 31, 2024.

On September 30, 2024, the Company entered into a securities purchase agreement (the “SPA”) with an institutional investor (the “Investor”). Pursuant to the SPA, the Company issued to the Investor (1) warrants with an exercise period of five years to purchase up to 740,741 shares of Company Common Stock at an exercise price of $2.25 per share; (2) 100,000 shares of Company Common Stock as “commitment shares”; and (3) senior secured convertible notes in the aggregate original principal amount of $2,222,222.22 (the “September 2024 Note”), which was secured by the assets of the Company and guaranteed by each of the Company, VSee Lab and iDoc. The September 2024 Note will bear interest at a rate of 10.00% per annum and will be convertible into shares of Common Stock at an initial fixed conversion price of $2.00 per share. The September 2024 Note will be convertible into fully paid and non-assessable shares of Common Stock at any time after the original issue date. If an event of default occurs, the September 2024 Note would bear interest at a rate of 24.00% per annum or the maximum rate permitted under the applicable law.

As of October 21, 2024, pursuant to the Equity Purchase Agreement and the Company’s purchase notice thereof, the Bridge Investor purchased $200,000 worth of shares of Common Stock from the Company.

On November 8, 2024, SCS, LLC and the Company executed a securities purchase agreement whereby certain working capital funds advanced by SCS, LLC in the aggregate amount of $405,000 as of September 30, 2024 were converted into 202,500 shares of Common Stock. After the execution of the securities purchase agreement, approximately $52,000 of the working capital advances from the Sponsor and certain Sponsor affiliates remain due and payable.